Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 96.0%
Brazil — 3.4%
Notre Dame Intermedica Participacoes S.A.	131,646	$1,798,068
TOTVS S.A.	170,138	1,125,974
WEG S.A.	199,501	1,447,053
		4,371,095
China — 29.7%
Alibaba Group Holding Ltd.*	52,587	973,592
Baozun, Inc., ADR*	21,058	369,147
Chacha Food Co., Ltd., Class A	244,480	1,750,134
China Tourism Group Duty Free Corp., Ltd., Class A	52,093	2,087,088
ENN Energy Holdings Ltd.	138,764	2,288,702
Foshan Haitian Flavouring & Food Co., Ltd., Class A	106,153	1,799,992
JD.com, Inc., ADR*	20,385	1,472,612
JD.com, Inc., Class A*	151,531	5,463,047
Meituan, Class B*	41,753	1,332,816
Midea Group Co., Ltd., Class A	122,873	1,321,209
NetEase, Inc.	8,939	151,252
NetEase, Inc., ADR	10,381	886,537
Shanghai International Airport Co., Ltd., Class A*	192,167	1,307,517
Shanghai M&G Stationery, Inc., Class A	239,240	2,514,237
Shenzhen Inovance Technology Co., Ltd., Class A	161,154	1,566,247
Shenzhou International Group Holdings Ltd.	117,396	2,491,551
Tencent Holdings Ltd.	32,779	1,956,865
Toly Bread Co., Ltd., Class A	397,589	1,793,186
Wuliangye Yibin Co., Ltd., Class A	48,174	1,630,467
Yum China Holdings, Inc.	45,812	2,662,135
Yum China Holdings, Inc.	51,114	3,011,593
		38,829,926
Hong Kong — 5.2%
Budweiser Brewing Co., APAC, Ltd.	785,241	1,994,545
Hong Kong Exchanges & Clearing Ltd.	18,679	1,147,834
MTR Corp., Ltd.	238,903	1,285,757
Techtronic Industries Co., Ltd.	92,223	1,822,471
Vitasoy International Holdings Ltd.	218,306	553,258
		6,803,865
India — 18.2%
Eicher Motors Ltd.	65,591	2,453,562
HCL Technologies Ltd.	339,590	5,824,461
Hindustan Unilever Ltd.	85,333	3,102,896
Housing Development Finance Corp. Ltd.	75,314	2,783,447
Kotak Mahindra Bank Ltd.	111,265	2,994,412
Power Grid Corp. of India Ltd.	658,397	1,678,764
Tata Consultancy Services Ltd.	72,589	3,678,684
Voltas Ltd.	76,860	1,255,066
		23,771,292
	Number of Shares	Value†

Indonesia — 5.2%
Bank Central Asia Tbk PT	788,607	$1,920,824
Bank Rakyat Indonesia Persero Tbk PT	8,284,325	2,208,160
Telekom Indonesia Persero Tbk PT	10,364,752	2,654,059
		6,783,043
Mexico — 5.0%
Fomento Economico Mexicano S.A.B. de C.V., ADR	25,314	2,195,230
Wal-Mart de Mexico S.A.B. de C.V.	1,284,111	4,351,601
		6,546,831
Singapore — 1.5%
BOC Aviation Ltd.	59,075	492,922
United Overseas Bank Ltd.	75,684	1,431,758
		1,924,680
South Korea — 11.3%
LG Household & Health Care Ltd.	1,609	1,814,024
NAVER Corp.	13,644	4,427,027
Samsung Electronics Co., Ltd.	58,459	3,624,142
SK Hynix, Inc.	57,587	4,929,812
		14,795,005
Taiwan — 13.0%
Accton Technology Corp.	159,829	1,506,319
President Chain Store Corp.	162,130	1,626,991
Realtek Semiconductor Corp.	78,742	1,387,269
Taiwan Semiconductor Manufacturing Co., Ltd.	516,083	10,673,674
Win Semiconductors Corp.	165,417	1,818,889
		17,013,142
Thailand — 1.1%
Airports of Thailand PCL	777,661	1,393,627
United Kingdom — 2.4%
Unilever PLC	58,372	3,153,031
TOTAL COMMON STOCKS (Cost $113,602,092)		125,385,537

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $2,654,508)	2,654,508	2,654,508
TOTAL INVESTMENTS — 98.0% (Cost $116,256,600)		$128,040,045
Other Assets & Liabilities — 2.0%		2,592,859
TOTAL NET ASSETS — 100.0%		$130,632,904

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Emerging Markets Equity Fund
PCL— Public Company Limited.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
Tbk PT— Terbuka Perseroan Terbatas.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Apparel	2.0%	$2,491,551
Auto Manufacturers	2.0	2,453,562
Banks	6.8	8,555,154
Beverages	5.1	6,373,500
Building Materials	1.0	1,255,066
Computers	2.9	3,678,684
Cosmetics & Personal Care	4.0	4,967,055
Diversified Financial Services	3.5	4,424,203
Electric	1.3	1,678,764
Electronics	1.2	1,566,247
Engineering & Construction	2.2	2,701,144
Food	4.3	5,343,312
Gas	1.8	2,288,702
Hand & Machine Tools	1.4	1,822,471
Healthcare Services	1.4	1,798,068
Home Furnishings	1.0	1,321,209
Household Products & Wares	2.5	3,102,896
Internet	12.8	15,995,106
Machinery — Diversified	1.2	1,447,053
Retail	13.0	16,253,645
Semiconductors	17.9	22,433,786
Software	6.4	7,988,224
Telecommunications	3.3	4,160,378
Transportation	1.0	1,285,757
	100.0%	$125,385,537
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